Borrowings - Additional Information - Senior Secured Notes due 2025 (Detail) - EUR (€) € in Thousands				12 Months Ended
		Sep. 20, 2018	Jun. 18, 2018	Dec. 31, 2018	Dec. 31, 2016	Dec. 31, 2017
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount				€ 1,290,143	€ 735,457	€ 832,812
Net proceeds of offering	[1]				154,808
Senior notes 4.75%, due 2025 [member]
Disclosure of detailed information about borrowings [line items]
Face value of borrowings				€ 1,200,000	€ 625,000	€ 625,000
Aggregate principal amount			€ 1,000,000
Interest rate			4.75%
Senior notes 4.75%, due 2025 [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Fixed charge ratio				2.00%
Senior secured notes 6.0%, due 2020 [member]
Disclosure of detailed information about borrowings [line items]
Interest rate				6.00%
Proceeds of offering used to purchase senior notes				€ 625,000
Senior secured notes 4.75% due 2025 [member]
Disclosure of detailed information about borrowings [line items]
Aggregate principal amount		€ 200,000	€ 1,000,000
Interest rate		4.75%	4.75%	4.75%
Net proceeds of offering		€ 203,800
Offering fees and expenses		€ 2,200
Debt instrument issued at premium, percentage		103.00%
Senior secured notes 4.75% due 2025 [member] | Bottom of range [member]
Disclosure of detailed information about borrowings [line items]
Fixed charge ratio			2.00%

[1]	The accompanying notes form an integral part of these consolidated financial statements.